Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Income tax expense or benefit
Statutory income tax rate	26.50%	26.50%	26.50%
Operating loss carryforward with indefinite expiration period	$ 50,800,000	$ 45,600,000
Net capital losses		2,156,922
Domestic [Member]
IfrsStatementLineItems [Line Items]
Operating loss carryforward	$ 173,200,000	$ 159,800,000
Income tax expiration period	10 years	10 years
International [member]
IfrsStatementLineItems [Line Items]
Operating loss carryforward	$ 122,400,000	$ 114,200,000
Income tax expiration period	20 years	20 years